Consolidated Balance Sheet Parenthetical (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Due from customers, less allowances of $28,152 and $25,738, respectively	$ 28,152	$ 25,738
Other, less allowances of $5,263 and $5,333, respectively	5,263	5,333
Investments
Other intangible assets, net of accumulated amortization of $143,613 and $131,101, respectively	143,613	131,101
TDS shareholders' equity
Authorized shares	290,000,000	290,000,000
Issued shares	132,672,000	132,621,000
Outstanding shares	108,031,000	108,456,000
Par value	1,327	1,326
Treasury shares at cost:	24,641,000	24,165,000
Series A Common Shares
TDS shareholders' equity
Authorized shares	25,000,000	25,000,000
Issued shares	7,160,000	7,119,000
Outstanding shares	7,160,000	7,119,000
Par value per share	$ 0.01	$ 0.01
Par value	72	71
Common Shares
TDS shareholders' equity
Authorized shares	265,000,000	265,000,000
Issued shares	125,512,000	125,502,000
Outstanding shares	100,871,000	101,337,000
Par value per share	$ 0.01	$ 0.01
Par value	$ 1,255	$ 1,255
Treasury shares at cost:	24,641,000	24,165,000